Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2014	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 4,671	$ 3,993	$ 11,785	$ 14,153
Interest cost	7,422	6,658	20,200	22,234
Expected return on plan assets	(4,160)	(3,415)	(10,215)	(12,010)
Amortization of unrealized losses	4,250	6,324	19,112	12,959
Net periodic benefit costs	$ 12,183	$ 13,560	$ 40,882	$ 37,336